FINANCE COSTS, NET	6 Months Ended
Sep. 30, 2025
Notes and other explanatory information [abstract]
FINANCE COSTS, NET

8 FINANCE COSTS, NET

	Six Months Ended	Six Months Ended
	September 30, 2025	September 30, 2024
	USD	USD
	(Unaudited)	(Unaudited)
Interest on
Convertible loan notes	-	151,245
Loan from immediate holding company	-	58,077
Loan from a related company	-	24,548
Lease liabilities	7,344	9,667
	7,344	243,537